Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
REVENUES
Product sales	$ 209,594	$ 273,095	$ 535,328	$ 493,921
EXPENSES
Personnel	433,628	311,077	903,333	721,076
Cost of products sold (exclusive of direct and indirect overhead and handling costs)	12,947	16,309	39,380	36,859
Research and development	1,713,435	786,811	3,773,041	2,129,574
Repairs and maintenance	1,311	1,299	3,113	2,983
Professional fees	143,427	246,276	362,963	461,251
Office and other	79,823	247,495	258,185	350,137
Board of Directors fees and costs	21,367	31,611	28,716	64,696
Depreciation	3,118	1,485	6,236	2,969
Freight and shipping	1,169	1,016	3,032	2,450
Bad debt expense	1,272		1,272
Total operating expenses	2,411,497	1,643,379	5,379,271	3,771,995
LOSS FROM OPERATIONS	(2,201,903)	(1,370,284)	(4,843,943)	(3,278,074)
OTHER INCOME
Investment and other income	9,511	2,273	17,559	5,897
LOSS BEFORE INCOME TAXES	(2,192,392)	(1,368,011)	(4,826,384)	(3,272,177)
PROVISION FOR INCOME TAXES
NET LOSS	$ (2,192,392)	$ (1,368,011)	$ (4,826,384)	$ (3,272,177)
BASIC AND FULLY DILUTED NET LOSS PER COMMON SHARE (in dollars per share)	$ (0.02)	$ (0.01)	$ (0.04)	$ (0.03)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (in shares)	136,676,101	101,013,435	129,120,546	95,886,380